MARINER HYMAN BECK PORTFOLIO

Class 1 shares

Class 2 shares

a series of Northern Lights Variable Trust

Supplement dated January 24, 2014

to the Prospectus dated April 30, 2013

and Statement of Additional Information dated May 7, 2013

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Please be advised effective March 3, 2014, the name of the Mariner Hyman Beck Portfolio has been changed to Mariner Managed Futures Strategy Portfolio.   Consequently, all references to Mariner Hyman Beck Portfolio in the Fund's Prospectus and Statement of Additional Information are deleted and replaced with Mariner Managed Futures Strategy Portfolio.

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This Supplement, and the Prospectus dated April 30, 2013 and Statement of Additional Information dated May 7, 2013, each provide information that you should know before investing in the Fund and should be retained for future reference.  The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All of these documents are available upon request and without charge by calling Shareholder Services at 1-855-542-4MHB(4642).

Please retain this Supplement for future reference.